Risk management - Leverage ratio (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Risk management
Loans and borrowings (Note 17)	$ 50,060,470	$ 46,731,754
Cash and cash equivalents (Note 6)	(5,021,544)	(5,082,308)	$ (9,247,947)	$ (7,075,758)
Other financial assets (Note 9)	(1,398,708)	(3,071,659)
Net financial debt	43,640,218	38,577,787
Equity (Note 21)	$ 59,991,045	$ 53,499,363	$ 53,020,960	$ 58,231,628
Leverage (1)	42.11%	41.90%